SEGMENT	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment	NOTE 3 – SEGMENT
Segment Reporting - Consolidated Income Statement

USDm	2025				2024				2023
	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
Revenue	1,314.2	37.2	(11.9)	1,339.5	1,544.0	29.6	(14.4)	1,559.2	1,491.4	48.0	(19.0)	1,520.4
Port expenses, bunkers, and commissions	(404.5)	—	—	(404.5)	(409.2)	—	—	(409.2)	(407.6)	—	—	(407.6)
Other cost of goods and services sold	—	(24.6)	7.5	(17.1)	—	(18.5)	9.2	(9.3)	—	(36.6)	13.9	(22.7)
Operating expenses	(253.1)	—	0.7	(252.4)	(245.6)	—	0.5	(245.1)	(216.4)	—	0.4	(216.0)
Profit from sale of vessels	17.8	—	1.2	19.0	51.3	—	—	51.3	50.4	—	—	50.4
Administrative expenses	(106.5)	(7.3)	—	(113.8)	(87.9)	(7.7)	—	(95.6)	(76.5)	(6.4)	—	(82.9)
Other operating income and expenses	—	0.1	—	0.1	(0.6)	0.1	—	(0.5)	6.0	0.3	—	6.3
Depreciation and amortization	(213.5)	(1.0)	—	(214.5)	(191.2)	(0.8)	—	(192.0)	(148.2)	(1.1)	—	(149.3)

Operating profit (EBIT)	354.4	4.4	(2.5)	356.3	660.8	2.7	(4.7)	658.8	699.1	4.2	(4.7)	698.6

Financial income	13.1	0.2	—	13.3	24.7	0.1	—	24.8	14.3	—	—	14.3
Financial expenses	(74.2)	(0.2)	—	(74.4)	(73.9)	(0.2)	—	(74.1)	(60.5)	(0.4)	—	(60.9)

Profit before tax	293.3	4.4	(2.5)	295.2	611.6	2.6	(4.7)	609.5	652.9	3.8	(4.7)	652.0

Tax	(8.5)	(0.7)	—	(9.2)	2.5	(0.5)	—	2.0	(4.0)	—	—	(4.0)

Net profit for the year	284.8	3.7	(2.5)	286.0	614.1	2.1	(4.7)	611.5	648.9	3.8	(4.7)	648.0
The eliminations above represent revenue and other costs of goods and services sold from the installation of scrubbers and related services performed by the Marine Engineering entities on tanker vessels within the Tanker segment. All revenue from the Tanker segment is derived from external customers.
NOTE 3 – continued

USDm	2025	2024	2023
Geographical allocation of revenue
UK	68.7	88.9	88.0
All other countries	1,270.8	1,470.3	1,432.4
Total	1,339.5	1,559.2	1,520.4
Below is presented the countries contributing more than 10% of TORM's revenue.

Countries contributing more than 10% of TORM's revenue	2025		2024		2023
	USDm	% of total	USDm	% of total	USDm	% of total
Switzerland	205.4	15.3%	264.3	17.0%	242.5	16.0%
United States	199.1	14.9%	243.1	15.6%	182.7	12.0%
United Arab Emirates	—	—%	160.5	10.3%	—	—%
Revenue is allocated to countries based on the customer’s ultimate parent domicile.
NOTE 3 – continued
Segment Reporting - Consolidated Balance Sheet

USDm	2025				2024				2023
	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
ASSETS
Intangible assets
Goodwill	—	1.8	—	1.8	—	1.7	—	1.7	—	1.8	—	1.8
Other intangible assets	1.6	2.4	—	4.0	1.1	0.9	—	2.0	0.9	0.9	—	1.8
Total intangible assets	1.6	4.2	—	5.8	1.1	2.6	—	3.7	0.9	2.7	—	3.6
Tangible fixed assets
Land and buildings	7.7	2.0	—	9.7	8.1	—	—	8.1	4.9	0.6	—	5.5
Vessels and capitalized dry-docking	2,806.8	—	(14.6)	2,792.2	2,843.9	—	(17.2)	2,826.7	2,081.7	—	(11.5)	2,070.2
Prepayments on vessels	14.1	—	—	14.1	—	—	—	—	86.0	—	—	86.0
Other non-current assets under construction	—	3.4	—	3.4	—	4.8	(0.2)	4.6	—	4.5	(0.3)	4.2
Other plant and operating equipment	1.4	1.1	—	2.5	2.1	1.2	—	3.3	3.3	1.1	—	4.4
Total tangible fixed assets	2,830.0	6.5	(14.6)	2,821.9	2,854.1	6.0	(17.4)	2,842.7	2,175.9	6.2	(11.8)	2,170.3
Financial assets
Investments in joint ventures	—	—	—	—	0.1	—	—	0.1	0.1	—	—	0.1
Loan receivables	4.4	—	—	4.4	4.5	—	—	4.5	4.5	—	—	4.5
Deferred tax asset	0.3	—	—	0.3	3.1	—	—	3.1	0.4	—	—	0.4
Other investments	2.7	—	—	2.7	0.2	—	—	0.2	—	—	—	—
Total financial assets	7.4	—	—	7.4	7.9	—	—	7.9	5.0	—	—	5.0
Total non-current assets	2,839.0	10.7	(14.6)	2,835.1	2,863.1	8.6	(17.4)	2,854.3	2,181.8	8.9	(11.8)	2,178.9
Inventories	63.8	2.7	—	66.5	62.6	5.8	—	68.4	58.0	3.7	—	61.7
Trade receivables	209.8	4.9	—	214.7	179.1	4.8	—	183.9	206.2	5.0	(0.2)	211.0
Other receivables	16.9	6.8	—	23.7	54.7	4.9	—	59.6	58.8	1.7	—	60.5
Prepayments	38.4	0.7	—	39.1	11.6	0.6	—	12.2	10.7	4.5	—	15.2
Cash and cash equivalents incl. restricted cash	155.6	7.9	—	163.5	284.9	6.3	—	291.2	290.7	4.9	—	295.6
Current assets excluding assets held for sale	484.5	23.0	—	507.5	592.9	22.4	—	615.3	624.4	19.8	(0.2)	644.0
Assets held for sale	24.4	—	—	24.4	—	—	—	—	47.2	—	—	47.2
Total current assets	508.9	23.0	—	531.9	592.9	22.4	—	615.3	671.6	19.8	(0.2)	691.2
TOTAL ASSETS	3,347.9	33.7	(14.6)	3,367.0	3,456.0	31.0	(17.4)	3,469.6	2,853.4	28.7	(12.0)	2,870.1
NOTE 3 – continued
Segment Reporting - Consolidated Balance Sheet

USDm	2025				2024				2023
	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
EQUITY AND LIABILITIES
Total equity	2,196.5	18.4	(12.3)	2,202.6	2,072.9	11.7	(9.8)	2,074.8	1,661.3	9.9	(5.2)	1,666.0

Liabilities
NON-CURRENT LIABILITIES
Non-current tax liability related to held-over gains	45.2	—	—	45.2	45.2	—	—	45.2	45.2	—	—	45.2
Deferred tax liability	—	0.2	—	0.2	—	0.3	—	0.3	3.3	0.3	—	3.6
Borrowings	712.8	1.5	—	714.3	1,060.8	0.2	—	1,061.0	884.0	2.9	—	886.9
Other non-current liabilities	2.7	0.6	—	3.3	2.3	0.6	—	2.9	2.2	0.8	—	3.0
Total non-current liabilities	760.7	2.3	—	763.0	1,108.3	1.1	—	1,109.4	934.7	4.0	—	938.7
CURRENT LIABILITIES
Borrowings	285.2	3.6	—	288.8	163.5	1.8	—	165.3	169.7	3.0	—	172.7
Trade payables	38.8	2.2	—	41.0	46.2	3.8	—	50.0	39.6	3.4	—	43.0
Current tax liabilities	0.1	0.2	—	0.3	0.4	0.3	—	0.7	0.6	—	—	0.6
Other liabilities	66.6	1.7	—	68.3	60.7	0.6	—	61.3	44.8	0.5	(0.1)	45.2
Provisions	—	0.7	—	0.7	—	0.6	—	0.6	—	0.6	—	0.6
Prepayments from customers	—	4.6	(2.3)	2.3	4.0	11.1	(7.6)	7.5	2.7	7.3	(6.7)	3.3
Total current liabilities	390.7	13.0	(2.3)	401.4	274.8	18.2	(7.6)	285.4	257.4	14.8	(6.8)	265.4
Total liabilities	1,151.4	15.3	(2.3)	1,164.4	1,383.1	19.3	(7.6)	1,394.8	1,192.1	18.8	(6.8)	1,204.1
TOTAL EQUITY AND LIABILITIES	3,347.9	33.7	(14.6)	3,367.0	3,456.0	31.0	(17.4)	3,469.6	2,853.4	28.7	(12.0)	2,870.1
Non-current asset additions during the year:
Goodwill	—	—	—	—	—	—	—	—	—	—	—	—
Other intangible assets	0.9	1.7	—	2.6	0.5	0.5	—	1.0	0.6	—	—	0.6
Land and buildings	2.1	2.4	—	4.5	5.6	—	—	5.6	4.4	—	—	4.4
Vessels and capitalized dry-docking	297.0	—	1.4	298.4	798.5	—	(5.8)	792.7	520.4	—	(4.0)	516.4
Prepayments on vessels	17.5	—	—	17.5	111.5	—	—	111.5	86.0	—	—	86.0
Other non-current assets under construction	—	—	—	—	—	0.4	(0.2)	0.2	—	4.5	(0.3)	4.2
Other plant and operating equipment	0.8	0.2	—	1.0	0.7	0.6	—	1.3	1.1	0.2	—	1.3
Total non-current asset additions	318.3	4.3	1.4	324.0	916.8	1.5	(6.0)	912.3	612.5	4.7	(4.3)	612.9
NOTE 3 – continued
The Company’s non-current assets are based on domicile of the legal entity ownership in the following countries:

USDm	2025	2024	2023
UK	499.0	357.2	0.2
Denmark	1,411.1	1,604.2	1,746.6
Singapore	835.8	799.7	336.7
USA	76.8	76.0	79.8
Other countries	7.7	9.7	10.6
Non-current assets	2,830.4	2,846.8	2,173.9
Accounting Policies
The segmentation is based on the Group’s internal management and reporting structure. The Group has two operating segments, the Tanker segment, for which the services provided primarily comprise transportation of refined oil products such as gasoline, jet fuel, and naphtha, and the Marine Engineering segment for which the services provided primarily comprise developing and producing advanced and green marine equipment.
Transactions between the segments are based on market-related prices and are eliminated at Group level.
TORM considers the global product tanker market as a whole, and as the individual vessels are not limited to specific parts of the world, the Group has only one geographical segment for the Tanker segment. Further, the internal management reporting does not provide geographical information for either the Tanker segment or the Marine Engineering segment. Consequently, geographical segment information on revenue from external customers or non-current segment assets for the Tanker segment or the Marine Engineering segment are not provided.